Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE
In accordance with Item 402(v) of Regulation
S-K,
the following disclosure is provided about the relationship between executive compensation and the Company’s performance on select financial metrics. The “Compensation Actually Paid” and other compensation figures shown here are calculated in accordance with applicable regulatory guidance. More information on the Company’s compensation program and decisions for the 2022 performance year can be found in the
Compensation Discussion and Analysis
.

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)		Average Summary Compensation Table Total for non-CEO NEOs(1)(3)	Average Compensation Actually Paid to non-CEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions)(6)	Adjusted EBITDA (in millions)(7)
						Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)(5)
2022	$16,703,980	-$	720,835	$4,370,473	$1,439,562	$115.12	$102.76	$1,446	$4,760
2021	$14,788,386		$27,305,887	$4,055,015	$6,472,548	$151.31	$130.28	$4,058	$4,627
2020	$14,536,259		$32,859,165	$4,731,858	$9,220,503	$126.15	$119.15	$2,089	$3,668

(1)	Represents the total compensation for our CEO, Mr. Sprecher, and the average t otal c ompensation for our non-CEO NEOs from the Summary Compensation Table for 2022, 2021, and 2020.

(2)
Represents the total compensation from the Summary Compensation Table for our CEO and the average total compensati on for
our
non-CEO
NEOs during 2022, 2021, and 2020 as adjusted to reflect changes in the fair value of outstanding stock and option awards in accordance with Item 402(v) of Regulation
S-K.
The table details the adjustments.

Reconciliation of Summary Compensation Totals and Compensation Actually Paid	2022				2021				2020
	CEO		Average Non- CEO NEOs		CEO		Average Non- CEO NEOs		CEO	Average Non- CEO NEOs
Summary Compensation Table Total		$16,703,980		$4,370,473		$14,788,386		$4,055,015	$14,536,259	$4,731,858
- Stock and Option Awards (a)		$12,499,797		$2,449,833		$10,749,866		$2,129,927	$10,749,860	$2,712,415
+ Year End Fair Value of Equity Awards Granted in the Applicable Year		$8,818,596		$1,753,552		$17,460,293		$3,371,012	$18,768,614	$4,735,616
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	-$	11,818,153	-$	1,959,594		$6,127,842		$1,240,419	$9,607,500	$2,312,399
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	-$	2,243,717	-$	334,757	-$	495,424	-$	98,789	$625,235	$135,025
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation		$318,256		$59,721		$174,656		$34,818	$71,417	$18,020
Compensation Actually Paid	-$	720,835		$1,439,562		$27,305,887		$6,472,548	$32,859,165	$9,220,503

(a)	Represents the aggregate grant date fair value of all equity awards reported in the Stock Awards and Stock Option Awards columns in the Summary Compensation Table for the applicable year.

(b)
Represents the sum of the fair value of all equity awards granted during the covered fiscal year, measured at the end of the year plus
the change in fair value of unvested awards granted in prior fiscal years, measured at the end of the covered fiscal year (or, for awards that vested in the covered fiscal year, as of the vesting date). The valuation methodology used to calculate fair values are consistent with those used at the time of grant.

(3)
Our
non-CEO
NEOs include the following individuals for each year: for 2022, Messrs. Gardiner, Jackson, Edmonds and Ms. Martin; for 2021, Messrs., Gardiner, Hill, Jackson, Goone, and Ms. Martin; and for 2020, Messrs. Hill, Jackson, Goone, and Ms. Martin.

(4)	Total Shareholder Return for each fiscal year is based on a $100 common equity investment at the close of December 31, 2019 measuring through and including the end of the applicable year.

(5)	The Peer Group reflects the Company’s compensation benchmarking peer group in each applicable year, as defined in each proxy statement.

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(7)
Represents the most important financial performance measure not otherwise reported in the above table that is used by the Company to link actual compensation paid during the most recent fiscal year to the Company’s performance, as required pursuant to Item 402(v) of Regulation
S-K.
Adjusted EBITDA is defined
 as
.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Our
non-CEO
	NEOs include the following individuals for each year: for 2022, Messrs. Gardiner, Jackson, Edmonds and Ms. Martin; for 2021, Messrs., Gardiner, Hill, Jackson, Goone, and Ms. Martin; and for 2020, Messrs. Hill, Jackson, Goone, and Ms. Martin.
Peer Group Issuers, Footnote [Text Block]	The Peer Group reflects the Company’s compensation benchmarking peer group in each applicable year, as defined in each proxy statement.
PEO Total Compensation Amount	$ 16,703,980	$ 14,788,386	$ 14,536,259
PEO Actually Paid Compensation Amount	$ (720,835)	27,305,887	32,859,165
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Represents the total compensation from the Summary Compensation Table for our CEO and the average total compensati on for
our
non-CEO
NEOs during 2022, 2021, and 2020 as adjusted to reflect changes in the fair value of outstanding stock and option awards in accordance with Item 402(v) of Regulation
S-K.
The table details the adjustments.

Reconciliation of Summary Compensation Totals and Compensation Actually Paid	2022				2021				2020
	CEO		Average Non- CEO NEOs		CEO		Average Non- CEO NEOs		CEO	Average Non- CEO NEOs
Summary Compensation Table Total		$16,703,980		$4,370,473		$14,788,386		$4,055,015	$14,536,259	$4,731,858
- Stock and Option Awards (a)		$12,499,797		$2,449,833		$10,749,866		$2,129,927	$10,749,860	$2,712,415
+ Year End Fair Value of Equity Awards Granted in the Applicable Year		$8,818,596		$1,753,552		$17,460,293		$3,371,012	$18,768,614	$4,735,616
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	-$	11,818,153	-$	1,959,594		$6,127,842		$1,240,419	$9,607,500	$2,312,399
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	-$	2,243,717	-$	334,757	-$	495,424	-$	98,789	$625,235	$135,025
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation		$318,256		$59,721		$174,656		$34,818	$71,417	$18,020
Compensation Actually Paid	-$	720,835		$1,439,562		$27,305,887		$6,472,548	$32,859,165	$9,220,503

(a)	Represents the aggregate grant date fair value of all equity awards reported in the Stock Awards and Stock Option Awards columns in the Summary Compensation Table for the applicable year.

(b)
Represents the sum of the fair value of all equity awards granted during the covered fiscal year, measured at the end of the year plus
the change in fair value of unvested awards granted in prior fiscal years, measured at the end of the covered fiscal year (or, for awards that vested in the covered fiscal year, as of the vesting date). The valuation methodology used to calculate fair values are consistent with those used at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 4,370,473	4,055,015	4,731,858
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,439,562	6,472,548	9,220,503
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Represents the total compensation from the Summary Compensation Table for our CEO and the average total compensati on for
our
non-CEO
NEOs during 2022, 2021, and 2020 as adjusted to reflect changes in the fair value of outstanding stock and option awards in accordance with Item 402(v) of Regulation
S-K.
The table details the adjustments.

Reconciliation of Summary Compensation Totals and Compensation Actually Paid	2022				2021				2020
	CEO		Average Non- CEO NEOs		CEO		Average Non- CEO NEOs		CEO	Average Non- CEO NEOs
Summary Compensation Table Total		$16,703,980		$4,370,473		$14,788,386		$4,055,015	$14,536,259	$4,731,858
- Stock and Option Awards (a)		$12,499,797		$2,449,833		$10,749,866		$2,129,927	$10,749,860	$2,712,415
+ Year End Fair Value of Equity Awards Granted in the Applicable Year		$8,818,596		$1,753,552		$17,460,293		$3,371,012	$18,768,614	$4,735,616
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	-$	11,818,153	-$	1,959,594		$6,127,842		$1,240,419	$9,607,500	$2,312,399
+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	-$	2,243,717	-$	334,757	-$	495,424	-$	98,789	$625,235	$135,025
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation		$318,256		$59,721		$174,656		$34,818	$71,417	$18,020
Compensation Actually Paid	-$	720,835		$1,439,562		$27,305,887		$6,472,548	$32,859,165	$9,220,503

(a)	Represents the aggregate grant date fair value of all equity awards reported in the Stock Awards and Stock Option Awards columns in the Summary Compensation Table for the applicable year.

(b)
Represents the sum of the fair value of all equity awards granted during the covered fiscal year, measured at the end of the year plus
the change in fair value of unvested awards granted in prior fiscal years, measured at the end of the covered fiscal year (or, for awards that vested in the covered fiscal year, as of the vesting date). The valuation methodology used to calculate fair values are consistent with those used at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The table below shows the relationship between the compensation actually paid to the CEO and Average non-CEO N EO s relative to TSR for ICE and the peer group for 2022, 2021, and 2020.
Compensation Actually Paid vs. Net Income [Text Block]	The table below shows the relationship between the compensation actually paid to the CEO and Average non-CEO NEOs relative to net income and adjusted EBITDA for 2022, 2021, and 2020.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The table below shows the relationship between the compensation actually paid to the CEO and Average non-CEO NEOs relative to net income and adjusted EBITDA for 2022, 2021, and 2020.
Tabular List [Table Text Block]
The Compensation Committee considers the following (unranked) financial measures to be the most important in aligning the short- and long-term incentive compensation of our CEO and other NEOs with performance:

•	Net Revenues

•	Adjusted Consolidated Net Income Attributable to ICE

•	Adjusted EBITDA

•	Relative Total Shareholder Return

•	Strategic MBOs

Total Shareholder Return Amount	$ 115.12	151.31	126.15
Peer Group Total Shareholder Return Amount	102.76	130.28	119.15
Net Income (Loss)	$ 1,446,000,000	$ 4,058,000,000	$ 2,089,000,000
Company Selected Measure Amount	4,760	4,627	3,668
PEO Name	Mr. Sprecher
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenues
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Consolidated Net Income Attributable to ICE
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(7)
Represents the most important financial performance measure not otherwise reported in the above table that is used by the Company to link actual compensation paid during the most recent fiscal year to the Company’s performance, as required pursuant to Item 402(v) of Regulation
S-K.
Adjusted EBITDA is defined
 as
.

Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Strategic MBOs
PEO [Member] | Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,499,797)	$ (10,749,866)	$ (10,749,860)
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,818,596	17,460,293	18,768,614
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,818,153)	6,127,842	9,607,500
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,243,717)	(495,424)	625,235
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	318,256	174,656	71,417
Non-PEO NEO [Member] | Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,449,833)	(2,129,927)	(2,712,415)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,753,552	3,371,012	4,735,616
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,959,594)	1,240,419	2,312,399
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(334,757)	(98,789)	135,025
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 59,721	$ 34,818	$ 18,020